Significant accounting policies - Intangible assets (Details)	Dec. 31, 2025
License of copyright | Minimum
Significant accounting policies
Estimated useful lives (in years)	2 years
License of copyright | Maximum
Significant accounting policies
Estimated useful lives (in years)	10 years
Purchased software | Minimum
Significant accounting policies
Estimated useful lives (in years)	2 years
Purchased software | Maximum
Significant accounting policies
Estimated useful lives (in years)	5 years
Trademark | Minimum
Significant accounting policies
Estimated useful lives (in years)	2 years
Trademark | Maximum
Significant accounting policies
Estimated useful lives (in years)	10 years
Brands
Significant accounting policies
Estimated useful lives (in years)	10 years
Channel relations | Minimum
Significant accounting policies
Estimated useful lives (in years)	5 years
Channel relations | Maximum
Significant accounting policies
Estimated useful lives (in years)	6 years
IT system
Significant accounting policies
Estimated useful lives (in years)	4 years